Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Summary of share options activity

		Weighted	Weighted	Weighted
		average	average	average
		exercise	grant date	remaining	Aggregate
	Number of	price per	fair value per	contractual	intrinsic
	shares	share	share	term	value
					US$
Outstanding as of December 31, 2019	41,220,000	0.33	0.75	7.49	93,889
Granted	9,705,000	0.42	2.44
Forfeited	(2,185,000)	0.62	1.52
Outstanding as of December 31, 2020	48,740,000	0.33	1.05	7.02	591,879
Granted	18,035,000	0.24	12.55
Exercised	(5,403,461)	0.14	0.68
Forfeited	(1,410,000)	0.31	7.21
Outstanding as of December 31, 2021	59,961,539	0.17	4.40	6.95	364,287
Granted	2,765,000	0.20	3.27
Exercised	(4,502,326)	0.20	2.09
Forfeited	(1,950,000)	0.47	7.69
Outstanding as of December 31, 2022	56,274,213	0.16	4.42	6.04	98,287

Summary of assumptions used to value the Company's options grants

	As of December 31,
	2020	2021	2022
Exercise price (US Dollar)	0.3~1.08	0.2~2.88	0.2
Exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8
Risk-free interest rate	0.70%~0.82%	1.13%~1.79%	1.92%~3.22%
Expected term (in years)	10	10	10
Expected dividend yield	—	—	—
Expected volatility	50.66%~50.96%	50.40%~55.79%	55.68%~55.78%
Expected forfeiture rate (post-vesting)	3.88%	2.96%~5.83%	5.83%~7.70%
Fair value of the underlying shares on the date of options grants (US Dollar)	2.66~3.02	6.25~20.91	2.24~5.46
Fair value of share option (US Dollar)	1.98~2.54	5.78~20.91	2.05~5.27

Summary of service - based RSUs activity

		Weighted average grant
	Number of shares	date fair value per share
Outstanding as of December 31, 2020	—	—
Granted	3,217,000	8.95
Forfeited	(167,000)	11.80
Outstanding as of December 31, 2021	3,050,000	8.80
Granted	10,205,500	2.58
Vested	(346,000)	6.68
Forfeited	(1,270,750)	7.80
Outstanding as of December 31, 2022	11,638,750	3.51